Discontinued Operations (Details) - Schedule of consolidated statements of cash flows relating to discontinued operations - USD ($)	3 Months Ended		9 Months Ended			10 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Oct. 23, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of discontinued operations:
Net loss		$ 4,200,725	$ (240,405)	$ 10,407,781		$ (11,662,994)	$ (2,068,152)	$ 11,662,991	$ 2,068,150
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization						276,913	271,036
Stock compensation						281,194	599,814
Amortization of financing costs						842,174
Loss on extinguishment of debt						1,955,787
Gain on write-down of contingent liability							(32,246)
Write-off of acquisition receivable						809,000
Change in fair value of warrant liability					$ (106,900)	2,127,656	(106,900)
Changes in operating assets and liabilities:
Accounts receivable						(3,585,090)	(1,405,904)
Vendor deposits						(252,688)	(294,960)
Inventory						(2,055,293)	471,161
Prepaid expenses and other assets						(1,106,409)	167,066
Change in operating lease right-of-use assets							299,245
Deferred tax asset						698,303	(698,303)
Accounts payable and accrued expenses						381,443	(1,464,657)
Customer deposits						14,427,180	1,855,990
Operating lease liability							(299,245)
Net cash provided by (used in) operating activities from discontinued operations						3,137,176	(2,706,053)
Cash flows from investing activities in discontinued operations:
Purchase of property and equipment						(51,059)	(2,200)
Net cash provided by investing activities in discontinued operations			644,303	(17,902)		(51,059)	(2,200)	(51,059)	(2,200)
Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering						8,602,166
Proceeds from notes payable						642,600	1,500,000
Repayment of notes payable						(2,818,098)	(357,207)
Payments on convertible notes payable							650,000
Net borrowings (payments) from lines of credit						(1,339,430)	1,339,430
Cash paid for financing costs						(105,279)	(359,500)
Net cash used in financing activities			$ (208,693)	$ 4,807,116		$ 4,981,959	$ 2,772,723	$ 4,981,959	$ 2,772,723